Notes to Profit or Loss - Summary of Other Income and Expenses, Finance Income and Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Gain on Foreign Exchange	€ 233,000	€ 677,000	€ 485,000
Grant Income	98,000	153,000	157,000
Gain from recognition of previously unrecognized intangible assets	0	350,000	0
Reversal of Impairment for Accounts Receivable Previously Deemed Impaired	0	0	76,000
Miscellaneous Income	474,000	465,000	402,000
Other Income	804,739	1,644,632	1,119,598
Loss on Foreign Exchange	(413,000)	(457,000)	(844,000)
Miscellaneous Expenses	(214,000)	(232,000)	(827,000)
Other Expenses	(626,678)	(689,343)	(1,670,792)
Gain on Derivatives	1,476,000	322,000	441,000
Gain on Financial Assets at Fair Value through Profit or Loss (2017: Gain on Available-for-sale Financial Assets and Bonds)	1,101,000	5,000	35,000
Interest Income on Other Financial Assets at Amortized Cost	223,000	91,000	236,000
Finance Income	2,799,473	417,886	712,397
Loss on Derivatives	(214,000)	(444,000)	(1,360,000)
Loss on Financial Assets at Fair Value through Profit or Loss (2017: Loss on Available-for-sale Financial Assets and Bonds)	(299,000)	(85,000)	(120,000)
Interest Expenses for Other Financial Assets at Amortized Cost	(796,000)	(53,000)	(374,000)
Interest Expenses on Lease Liabilities	(932,000)	0	0
Interest Expenses for Financial Liabilites at Amortized Cost	0	(126,000)	0
Bank Fees	(31,000)	(46,000)	(41,000)
Finance Expenses	€ (2,272,369)	€ (753,588)	€ (1,894,852)